CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,646,172	$ 419,305
Accounts receivable, net	1,225,386	1,722,001
Prepaid expenses and other current assets	7,433,994	9,494,511
Amounts due from related parties		3,799
Total current assets	10,305,552	11,639,616
Property and equipment, net	2,574,081	4,085,945
Goodwill	7,463,706	7,649,731
Total assets	20,343,339	23,375,292
Current liabilities:
Short-term loan (including short-term loan of the consolidated VIEs without recourse to Wowo Limited of $1,651,880 and nil as of December 31, 2013 and 2014, respectively)		1,651,880
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Wowo Limited of $13,437,234 and $22,679,754 as of December 31, 2013 and 2014, respectively)	22,679,754	13,437,234
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Wowo Limited of $24,118,536 and $19,770,435 as of December 31, 2013 and 2014, respectively)	21,669,131	26,345,151
Advance from customers (including advance from customers of consolidated VIE entities without recourse to Wowo Limited of $28,690,785 and $22,703,718 as of December 31, 2013 and 2014, respectively)	22,703,718	28,690,785
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Wowo Limited of $26,254,333 and $403,585 as of December 31, 2013 and 2014, respectively)	403,585	26,254,333
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Wowo Limited of $45,199 and $44,100 as of December 31, 2013 and 2014, respectively)	44,100	45,199
Total current liabilities	67,500,288	96,424,582
Non-current liabilities:
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Wowo Limited of nil and $61,715,277 as of December 31, 2013 and 2014, respectively)	61,965,277
Total liabilities	129,465,565	96,424,582
Commitments and contingencies (Note 17)
Mezzanine equity:
Total mezzanine equity	124,653,928	83,839,419
Deficit:
Ordinary shares ($0.00001 par value; 1,827,462,652 shares authorized, 303,886,640 and 303,886,640 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	3,039	3,039
Subscription receivable		(3,000)
Additional paid-in capital		7,029,716
Accumulated deficit	(233,140,944)	(161,205,591)
Accumulated other comprehensive loss	(681,493)	(2,712,873)
Total Wowo Limited shareholders' deficit	(233,819,398)	(156,888,709)
Noncontrolling interest	43,244
Total deficit	(233,776,154)	(156,888,709)
TOTAL LIABILITIES, MEZZANINE EQUITY AND DEFICIT	20,343,339	23,375,292
Series A-1 Preferred Shares
Mezzanine equity:
Total mezzanine equity	6,756,046	5,310,921
Series A-2 Preferred Shares
Mezzanine equity:
Total mezzanine equity	99,356,343	62,409,342
Series B Preferred Shares
Mezzanine equity:
Total mezzanine equity	$ 18,541,539	$ 16,119,156